Income Tax (Net Operating and Capital Loss Carryforwards for Tax Purposes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Loss Carryforwards [Line Items]
Capital loss carryforwards	$ 1,733	$ 1,653
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	1,030
Capital Loss Carryforwards [Line Items]
Capital loss carryforwards	923
Foreign Tax Authority [Member] | 2015-2019
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	202
Foreign Tax Authority [Member] | 2020-2024
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	10
Foreign Tax Authority [Member] | 2025-2029
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	19
Foreign Tax Authority [Member] | 2030-2034
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Foreign Tax Authority [Member] | Indefinite
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	799
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	3,266
Domestic Country [Member] | Capital Loss Carryforwards
Capital Loss Carryforwards [Line Items]
Capital loss carryforwards	42
Domestic Country [Member] | 2015-2019 | Capital Loss Carryforwards
Capital Loss Carryforwards [Line Items]
Capital loss carryforwards	42
Domestic Country [Member] | 2020-2024 | Capital Loss Carryforwards
Capital Loss Carryforwards [Line Items]
Capital loss carryforwards	0
Domestic Country [Member] | 2025-2029 | Capital Loss Carryforwards
Capital Loss Carryforwards [Line Items]
Capital loss carryforwards	0
Domestic Country [Member] | 2030-2034 | Capital Loss Carryforwards
Capital Loss Carryforwards [Line Items]
Capital loss carryforwards	0
Domestic Country [Member] | Indefinite | Capital Loss Carryforwards
Capital Loss Carryforwards [Line Items]
Capital loss carryforwards	0
Domestic Country [Member] | 2015-2019
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Domestic Country [Member] | 2020-2024
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	1
Domestic Country [Member] | 2025-2029
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	488
Domestic Country [Member] | 2030-2034
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	2,777
Domestic Country [Member] | Indefinite
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
State Country [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	139
State Country [Member] | 2015-2019
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	32
State Country [Member] | 2020-2024
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	46
State Country [Member] | 2025-2029
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	54
State Country [Member] | 2030-2034
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	7
State Country [Member] | Indefinite
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 0